Cash and Cash Equivalents (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents amount	$ 3,938,121	$ 6,919,869	$ 4,880,413	$ 6,748,115
Denominated in HK [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents amount	795,318	661,912
Denominated in US [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents amount	$ 3,142,803	$ 6,257,957